CONDENSED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) (Parenthetical) - shares	3 Months Ended
	Oct. 14, 2020	Sep. 30, 2020
Sale of 41,400,000 Units, net of underwriting discount and offering expenses (in shares)	80,500,000
Sale of 6,133,333 Private Placement Warrants (in shares)	8,000,000
Over-allotment option | Class B ordinary shares
Maximum shares subject to forfeiture	77,336,093	2,625,000